GENERAL COMPANY INFORMATION (Details)	6 Months Ended
Jun. 30, 2026 national_market language employee
Disclosure Of General Company Information [Abstract]
Number of national markets | national_market	20
Number of languages | language	10
Number of employees | employee	400